Net Revenue from sales and Services - Vasta Platform (Successor) (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Revenue from sales and Services
Schedule of revenue by categories
	December 31, 2020	December 31, 2019	October 11 to December 31, 2018
Learning Systems
Gross revenue	608,200	542,070	101,097
Deductions from gross revenue
Taxes	(40)	(79)	(624)
Discounts	(8,603)	(37,989)	(3,263)
Returns	(17,553)	(9,350)	(1,443)
Net revenue	582,003	494,652	95,767

Textbooks
Gross revenue	308,298	339,535	138,017
Deductions from gross revenue
Taxes	(250)	(2,251)	(858)
Discounts	-	-	-
Returns	(72,488)	(58,757)	(28,867)
Net revenue	235,560	278,527	108,292

Complementary Education Services
Gross revenue	63,491	33,106	1,725
Deductions from gross revenue
Taxes	(17)	(37)	-
Discounts	(6)	(1)	-
Returns	(2,880)	(1,880)	(39)
Net revenue	60,588	31,188	1,686

Other services (i)
Gross revenue	34,118	83,094	32,408
Deductions from gross revenue
Taxes	(3,864)	(3,686)	(1,230)
Discounts	-	(911)	(424)
Returns	-	(605)	(20)
Net revenue	30,254	77,892	30,734

Total Content & EdTech
Gross revenue	1,014,107	997,805	273,247
Deductions from gross revenue
Taxes	(4,171)	(6,053)	(2,712)
Discounts	(8,609)	(38,901)	(3,687)
Returns	(92,921)	(70,592)	(30,369)
Net revenue	908,406	882,259	236,479

Total Digital Services - Ecommerce
Gross revenue	97,632	112,352	10,901
Deductions from gross revenue
Taxes	(2,261)	(3,239)	(481)
Returns	(6,149)	(1,689)	(538)
Net revenue	89,222	107,424	9,882

Total
Gross revenue	1,111,739	1,110,157	284,148
Deductions from gross revenue
Taxes	(6,431)	(9,292)	(3,193)
Discounts	(8,609)	(38,901)	(3,687)
Returns	(99,071)	(72,281)	(30,907)
Net revenue	997,628	989,683	246,361

Sales	967,374	971,250	241,221
Services	30,254	18,433	5,140
Net revenue	997,628	989,683	246,361

(i)       Refers also to revenue from sales of textbooks used in preparatory courses for university admission exams.

Vasta Platform (Successor)
Net Revenue from sales and Services
Schedule of revenue by categories
Learning Systems	December 31, 2019	October 11 to December 31, 2018
Gross revenue	542,070	101,097
Deductions from gross revenue
Taxes	(79)	(624)
Discounts	(37,989)	(3,263)
Returns	(9,350)	(1,443)
Net revenue	494,652	95,767

Textbook	December 31, 2019	October 11 to December 31, 2018
Gross revenue	339,535	138,017
Deductions from gross revenue
Taxes	(2,251)	(858)
Returns	(58,757)	(28,867)
Net revenue	278,527	108,292
Complementary Education Solution
Gross revenue	33,106	1,565
Deductions from gross revenue
Taxes	(37)	160
Discounts	(1)	—
Returns	(1,880)	(39)
Net revenue	31,188	1,686
Gross revenue	83,094	32,408
Deductions from gross revenue
Taxes	(3,686)	(1,230)
Discounts	(911)	(424)
Returns	(605)	(20)
Net revenue	77,892	30,734
Total Content & EdTech Platform segment
Gross revenue	997,805	273,088
Deductions from gross revenue
Taxes	(6,053)	(2,552)
Discounts	(38,901)	(3,687)
Returns	(70,592)	(30,370)
Net revenue	882,259	236,479
E-commerce
Gross revenue	112,352	10,901
Deductions from gross revenue
Taxes	(3,239)	(481)
Discounts	—	—
Returns	(1,689)	(538)
Net revenue	107,424	9,882

Total	December 31, 2019	October 11 to December 31, 2018
Gross revenue	1,110,157	283,989
Deductions from gross revenue
Taxes	(9,292)	(3,033)
Discounts	(38,901)	(3,687)
Returns	(72,281)	(30,370)
Net revenue	989,683	246,361
Sales	971,250	241,221
Services	18,433	5,140
Net revenue	989,683	246,361

(i)	Refers also to revenue from textbook sales of preparatory course for university admission exams.